SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15:- Shareholders' EQUITY

a.	The Company's share capital consisted of the following as of December 31, 2011 and 2012:

	Authorized		Issued and outstanding
	December 31,		December 31,
	2011	2012	2011	2012

Shares of NIS 0.04 par value:

Ordinary shares	126,158,750	200,000,000	19,565,000	34,365,250

Preferred shares	7,141,250	-	7,141,250	-

b.	Ordinary shares-ordinary shares confer on their holders voting rights and the right to receive dividends.

Preferred shares-preferred shares confer on their holders all of the rights of ordinary shares and a dividend preference as described in the following section:

Dividend-Each 250,000 preferred shares entitle the holders thereof to a cumulative preference in all distributions of dividends by the Company up to an amount of (1) NIS 6,901 per annum linked to the consumer price index as of the closing date plus (2) 0.072% of the annual profit of the Company before tax and before payment of management fees, in accordance with the Company's annual financial statements. Conversion rate-Each preferred share is convertible into one ordinary share.

c.	On March 21, 2012, the Company filed a final prospectus with the U.S. Securities and Exchange Commission ("SEC") in connection with its initial public offering in the United States and listing on NASDAQ of 7,659,000 ordinary shares in consideration for $84,200. After deducting the underwriting discounts and commissions and the offering expenses, the net proceeds from the offering amounted to $75,422. The number of shares offered included the underwriters' option to purchase an additional 999,000 shares at the offering price that was exercised on March 28, 2012.

d.	Dividends:

The Company paid dividends in the amount of approximately $14,000, $6,900 and $27,200 in 2010, 2011 and 2012, respectively.

e.	Compensation plan:

On January 1, 2011, the Board of Directors adopted the Caesarstone Sdot-Yam 2011 Incentive Compensation Plan pursuant to which non-employee directors, officers, employees and consultants may receive stock options exercisable for ordinary shares, if certain conditions are met. As of December 31, 2012, there were 1,545,200 options granted under the plan and 829,800 shares available or reserved for future issuance under the plan.

The weighted-average grant-date fair value of options granted to employees during the year ended December 31, 2012 was $5.14 per option. As of December 31, 2012, there was $4,286 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted to employees under the Company's stock option plan. That cost is expected to be recognized over a weighted-average period of 1.54 years.

The following is a summary of activities relating to the Company's stock options granted to employees among the Company's plan during the year ended December 31, 2012:

	2012
	Number of options	Weighted average exercise price	Aggregate intrinsic value
Outstanding - beginning of the year	-	$-	$-
Granted	1,545,200	$11.13	$-
Exercised	-	$-	$-
Forfeited	-	$-	$-
Outstanding - end of the year	1,545,200	$11.13	$7,516,949
Options exercisable at the end of the year	229,102	$11.00	$1,143,217
Vested and expected to vest	1,545,200	$11.13	$7,516,949

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2012 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's ordinary shares.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$11.00	1,505,200	6.22	$11.00	229,102	6.22	$11.00
$15.84	40,000	6.85	$15.84	-	6.85	$15.84
	1,545,200	6.24	$11.13	229,102	6.22	$11.00

During the year ended December 31, 2012, the Company recognized stock-based compensation expense related to employee stock options in the amount of $3,660.

Compensation expenses related to options granted were recorded in the consolidated statements of operations, as follows:

Year ended December 31,
2012

Cost of revenues	$185
Research and development expenses	106
Selling and marketing expenses	469
General and administrative expenses	2,900

Total	$3,660